Subordinated Liabilities - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Disclosure of subordinated liabilities [line items]
Notional amount	£ 175,000,000		£ 175,000,000
Defaults of principal, interest or other breaches with respect to subordinated liabilities	0		£ 0
Subordinated liabilities [member]
Disclosure of subordinated liabilities [line items]
Cash changes	(52,000,000)
Non-cash changes	(458,000,000)
Unrealised foreign exchange differences	(235,000,000)
Other changes	£ (223,000,000)
7.375% 20 Year Step-up Perpetual Callable Subordinated Notes [member]
Disclosure of subordinated liabilities [line items]
Interest rate	7.375%	7.375%	7.375%
7.375% 20 Year Step-up Perpetual Callable Subordinated Notes [member] | Santander UK Plc [member]
Disclosure of subordinated liabilities [line items]
Interest rate	7.375%
Redemption percentage	91.00%
10.125% Subordinated Guaranteed Bond 2023 [member]
Disclosure of subordinated liabilities [line items]
Interest rate	10.125%		10.125%
175m Sterling Fixed/Floating Rate Tier One Preferred Income Capital Securities [member]
Disclosure of subordinated liabilities [line items]
Notional amount	£ 175,000,000
300m Fixed/Floating Rate Non-Cumulative Callable Preference Shares [member]
Disclosure of subordinated liabilities [line items]
Notional amount	300,000,000
300m Step-up Callable Perpetual Reserve Capital Instruments [member]
Disclosure of subordinated liabilities [line items]
Notional amount	£ 300,000,000